Shareholder Report, Average Annual Return (Details) 191782_Carillon ClariVest International Stock Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	32.29%	13.36%	8.67%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	38.89%	14.47%	9.20%
MSCI ACWI ex-US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Index
Average Annual Return, Percent	32.39%	7.91%	8.41%